Restructuring and Impairments - Summary of Cash Components of Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Beginning balance	$ 62,227
Costs incurred			$ 24,400
Ending balance	11,599	$ 62,227	62,227
2019 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	60,232
Costs incurred	7,842	96,889
Release of excess accrual	(5,103)
Payments	(51,702)	(37,728)
Foreign currency translation adjustment	(103)	1,071
Ending balance	11,166	60,232	60,232
2019 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	27,999
Costs incurred	4,542	44,640
Release of excess accrual	(3,638)
Payments	(24,355)	(17,272)
Foreign currency translation adjustment	139	631
Ending balance	4,687	27,999	27,999
2019 Restructuring | Contract Termination
Restructuring Reserve [Roll Forward]
Beginning balance	24,298
Costs incurred	1,639	42,099
Release of excess accrual	(957)
Payments	(18,319)	(18,294)
Foreign currency translation adjustment	(230)	493
Ending balance	6,431	24,298	24,298
2019 Restructuring | Consulting Fees
Restructuring Reserve [Roll Forward]
Beginning balance	7,935
Costs incurred	1,661	10,150
Release of excess accrual	(508)
Payments	(9,028)	(2,162)
Foreign currency translation adjustment	(12)	(53)
Ending balance	$ 48	$ 7,935	$ 7,935